Cash flow information (Details) - ARS ($) $ in Millions	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Cash Flow Information [Abstract]
(Loss) / Profit for the period	$ 20,003	$ (40,729)	$ 27,420
Profit from discontinued operations	(18,085)	(7,140)	(36,441)
Adjustments for:
Income tax	8,107	780	(9,964)
Amortization and depreciation	16,425	10,822	9,741
(Gain) / Loss from disposal of property, plant and equipment		(3)	4
Net (gain)/ loss from fair value adjustment of investment properties	(30,992)	37,746	(18,971)
Share-based compensation	211	63	89
Net gain / (loss) from fair value adjustment of financial assets	1,026	(419)	(1,199)
Loss from disposal of property, plant and equipment		(3)
Gain from disposal of intangible assets		(13)
Disposal of intangible assets by TGLT agreement			(3)
Gain/ (loss) from disposal of subsidiary and associates	247	(983)	(860)
Loss from disposal of trading properties		(639)
Impairment of other assets	2,470	317
Financial results, net	41,973	13,239	37,705
Provisions and allowances	1,271	1,491	2,365
Share of loss / (profit) of associates and joint ventures	(8,662)	7,328	3,452
Loss from revaluation of receivables arising from the sale of farmland			(200)
(Gain)/Loss from repurchase of Non-convertible Notes	1		3
Changes in net realizable value of agricultural products after harvest	(657)	43	(745)
Unrealized initial recognition and changes in fair value of biological assets and agricultural products at the point of harvest	(3,333)	(2,294)	(1,869)
Unrealized gain from derivative financial instruments	36	293	267
Other operating results	262	157
Gain from disposal of farmlands	(838)	(665)	(1,656)
Impairment of assocaites and joint ventures		184
Result from the revaluation of the participation held before the business combination	(3,501)		(93)
Granting Plan of actions			3
Changes in operating assets and liabilities:
Decrease in inventories	722	(730)	(1,025)
Decrease in trading properties	930	1,392	1,265
Increase in restricted assets	(1,165)	(203)
Increase in right-of -use assets	(1,053)
Increase in lease liabilities	59
Decrease/ (increase) in trade and other receivables	10,826	2,473	82
Decrease in trade and other payables	(6,161)	(3,562)	1,212
Decrease in salaries and social security liabilities	(280)	(16)	296
Decrease in provisions	(1,603)	(427)	(525)
Decrease in biological assets	5,188	1,263	1,572
Net variation in derivative financial instruments	109	157	(209)
Net cash generated by continuing operating activities before income tax paid	33,536	19,922	11,716
Net cash generated by discontinued operating activities before income tax paid	2,848	6,354	14,120
Net cash generated by operating activities before income tax paid	$ 36,384	$ 26,276	$ 25,836